Note 2 - Significant Accounting Policies (Details) (USD $)	6 Months Ended		3 Months Ended			6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Per Lightweight Ton [Member] Minimum [Member]	Jun. 30, 2014 Per Lightweight Ton [Member] Maximum [Member]	Mar. 31, 2014 Per Lightweight Ton [Member]	Jun. 30, 2014 Chief Executive Officer [Member]	Jun. 30, 2013 Chief Executive Officer [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Depreciation	$ 39,000	$ 4,043,000	$ 160	$ 300	$ 160
Property, Plant and Equipment, Useful Life	25 years
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)						21,034	21,034